Presentation of the financial statements (Details)	12 Months Ended
Dec. 31, 2025 therapeuticArea
Corporate information and statement of IFRS compliance [abstract]
Number of therapeutic areas	4
Period covered by financial statements	These consolidated financial statements cover the financial year from 1 January to 31 December 2025, with comparative figures for the financial years from 1 January to 31 December 2024 and, where appropriate, from 1 January to 31 December 2023.